INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INVENTORY
INVENTORY

NOTE 4 – INVENTORY

Inventory as of September 30, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
	September 30,	December 31,
	2022	2021

Raw materials	$213	$68
Work-in-progress	236	292

Total inventory	$449	$360

NOTE 4 – INVENTORY

Inventory as of December 31, 2020 and December 31, 2021 consisted of the following:

	(in thousands)
	December 31, 2020	December 31, 2021

Raw materials	$146	$68
Work-in-progress	168	292

Total inventory	$314	$360